Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Computer hardware and purchased software	$ 323,869	$ 309,667	$ 302,800
Leasehold improvements	221,666	221,666	221,666
Furniture and fixtures	88,322	88,322	88,322
Property and equipment, gross	633,857	619,655	612,788
Less: accumulated depreciation and amortization	(609,888)	(600,872)	(590,185)
Property and equipment, net	$ 23,969	$ 18,783	$ 22,603